Net Defined Benefit Liability (Asset) - Summary Of Current Service Cost, Net Interest Income, Loss (Gain) On The Curtailment Or Settlement And Remeasurements (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of postemployment benefits expense recognized in net income and total comprehensive income [Abstract]
Current service cost		₩ 143,051	₩ 132,302	₩ 166,741
Net interest income (expense)		(14,022)	(18,867)	(1,678)
Cost recognized in net income		129,029	113,435	165,063
Remeasurements	[1]	84,590	107,962	(342,096)
Cost recognized in total comprehensive income		213,619	221,397	(177,033)
Retirement benefit service costs defined contribution plans		₩ 5,470	₩ 6,217	₩ 4,240

[1]	Amount before tax